--------------------------------------------------------------------------------
LIBERTY MUNICIPAL MONEY MARKET FUND Semiannual Report
--------------------------------------------------------------------------------
December 31, 2000

President's Message



Dear Shareholder:

The six-month period ended December 31, 2000 was an excellent time for many fixed-income investments. For that, we can thank the U.S. economy, which moved, albeit unevenly, toward a slower rate of growth. As you'll recall, the measures of economic growth (unemployment rates, housing starts, manufacturing levels, etc.) initially gave contradictory evidence. But as the six months progressed, it became increasingly apparent that the engine of economic expansion - spending by consumers and businesses - was losing steam.

As the economic outlook changed, so too did expectations on interest rates. Believing that slower growth would keep inflationary pressures in check and ultimately lead to lower short-term interest rates, the market allowed bond yields to decline, sending prices higher. At the same time, investors sold equities and sought high-quality alternatives. Their money found its way into the fixed-income markets, where the increased demand also did its part to stoke a rally, especially for Treasury, agency and municipal securities.

Against this backdrop, Liberty Municipal Money Market Fund performed well. The following report will provide you with more specific information about its performance and strategies.

As always, we thank you for choosing Liberty Municipal Money Market Fund and for giving us the opportunity to serve your investment needs.

Respectfully,

/s/ Stephen E. Gibson

Stephen E. Gibson
President
February 12, 2001


--------------------------------
Not FDIC       May Lose Value
Insured        No Bank Guarantee
--------------------------------

Past performance cannot predict future investment results. Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

--------------------------------------------------------------------------------
Portfolio Manager's Report
--------------------------------------------------------------------------------

FUND COMPARED WELL WITH PEERS.
For the six months ended December 31, 2000, Liberty Municipal Money Market Fund generated a total return of 1.82%. This is comparable to the 1.83% average total return for the Fund's peer group, the Lipper Tax-Exempt Money Market Fund Average, for the same period.

FUND LENGTHENS AVERAGE MATURITY AS THE FED LOWERS INTEREST RATES.
A core element of our strategy for the Fund is the use of variable-rate demand notes. These highly liquid securities are always priced at par. In addition, their rates are reset either daily or weekly, so they carry relatively little interest rate risk. This strategy benefited the Fund when interest rates were rising between June 1999 and June 2000. Due to this high allocation to demand notes (77.7% of net assets at June 30), the Fund's average maturity at the beginning of the period was a relatively short 28 days.

Since then, we have lengthened the average maturity to 48 days, in response to the changing economic environment. As the signs of deceleration became more numerous and frequent, we looked for the Federal Reserve to shift its position from raising rates to leaving them alone, or lowering them. Anticipating this change, we traded some of the portfolio's variable-rate demand notes for notes maturing in six months to one year, such as Texas Tax and Revenue Anticipation Notes. This was one of the largest and most liquid deals of the year, yielding 4.27%, or 70% of the yield of a comparable Treasury bill.

ADDITIONAL INTEREST RATE CUTS EXPECTED.
After the close of the period, the Fed trimmed interest rates twice. We believe this trend will continue. Thus, while keeping our emphasis on variable-rate demand notes, we will continue to look for attractive opportunities to add longer-term issues to the Fund.

/s/ Veronica M. Wallace

Veronica M. Wallace, a vice president of Stein Roe & Farnham, Inc., is portfolio manager of Liberty Municipal Money Market Fund.


PORTFOLIO BREAKDOWN (1)
(as of 12/31/00)

Variable Rate Notes .........................77.6%
Other Tax-Exempt Bonds .......................9.2%
Put Bonds ....................................6.1%
Tax-Exempt Bonds .............................2.5%
Tax & Revenue Anticipation Notes .............2.3%
Commercial Paper .............................2.3%


PORTFOLIO MATURITY (1)
(as of 12/31/00)

0-29 days ...................................77.3%
30-89 days ...................................3.9%
90-179 days ..................................7.3%
180-299 days .................................7.5%
300-375 days .................................4.0%

(1) Portfolio breakdown and maturity weightings are calculated as a percentage of total market value of the investment portfolio. Because it is actively managed, there can be no guarantee the Portfolio will continue to hold or invest in these securities in the future.

     An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

     A portion of the Fund's income may be subject to the alternative minimum tax. The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income, and is taxable when distributed.

     Performance for difference share classes will vary with fees associated with each class. Past performance cannot predict future results.

6-MONTH DISTRIBUTIONS DECLARED PER SHARE
Class A   $0.018
Class B   $0.014
Class C   $0.016

7-DAY YIELDS ON 12/31/00 (2)
Class A   4.00%
Class B   3.02%
Class C   3.61%

30-DAY YIELDS ON 12/31/00 (2)
Class A   3.62%
Class B   2.64%
Class C   3.23%

7-DAY TAXABLE-EQUIVALENT YIELDS ON 12/31/00 (3)
Class A   6.62%
Class B   5.00%
Class C   5.98%

(2) If the Advisor or its affiliates had not waived certain Fund expenses, the 7-day and 30-day yields would have been 3.31% and 2.93% for Class A shares, 2.33% and 1.95% for Class B shares and 2.32% and 1.94% for Class C shares.

(3)  Taxable-equivalent yields are based on the 39.6% federal income tax rate.

--------------------------------------------------------------------------------
SR&F Municipal Money Market Portfolio--Investment Portfolio
--------------------------------------------------------------------------------
December 31, 2000 (unaudited)
(in thousands)

MUNICIPAL SECURITIES - 99.1%                             PAR          VALUE
--------------------------------------------------------------------------------
ARIZONA - 1.4%
Phoenix Industrial Development Authority,
  Spring Air Matress Co., Series 1999,
    5.25% 01/03/01 (a)                                  $1,870       $  1,870
                                                                     --------

CALIFORNIA - 0.8%
State Higher Education Loan Authority,
  Series 1994 A, VRDB
    4.70% 07/01/05 (a)                                   1,000          1,000
                                                                     --------

COLORADO - 4.1%
Colorado Springs, Catalano Family L.L.P.,
  Series 1998,
    5.20% 01/04/01 (a) (b)                               1,085          1,085
Jefferson County, Rocky Mountain Butterfly
  Project, Series 1998, VRDB
    2.95% 06/01/10 (b)                                     315            315
Lowry Economic Redevelopment Authority,
  Series 1998 B, VRDB
    4.80% 01/03/01                                         900            900
SBC Metropolitan District, Series 1998,
    4.45% 12/01/01                                       2,000          2,000
State, Series 2000,
    5.00% 06/27/01                                       1,000          1,003
                                                                     --------
                                                                        5,303
                                                                     --------
DISTRICT OF COLUMBIA - 0.8%
District of Columbia Housing Finance
  Agency, Series 2000 E,
    4.60% 07/23/01 (a)                                   1,000          1,000
                                                                     --------

GEORGIA - 1.7%
Gwinnett County Development Authority,
  Price Co., Inc., Series 1995, VRDB
    3.20% 06/01/10 (a)                                   2,200          2,200
                                                                     --------

ILLINOIS - 25.0%
ABN AMRO Munitops Certificates,
  Series 1998-14, VRDB
    4.97% 01/03/01 (b)                                   1,000          1,000
Chicago, Series A, VRDB
    4.25% 01/03/02                                       1,000          1,000
Chicago, Series 1997, VRDB
    4.38% 01/01/06                                         900            900
Chicago, Archer Court Apartments,
  Series 1999 B,
    4.98% 01/04/01 (a)                                   1,010          1,010
Chicago, De LaSalle Institute Project,
  Series 1997, VRDB
    4.00% 04/01/27                                         900            900
Chicago, Midway Airport,
  Series 1999, VRDB
    3.30% 01/01/29 (a)                                  $1,960       $  1,960
Chicago, PS Greetings, Inc.,
  Series 1999, VRDB
    5.15% 01/04/01 (a)                                   1,420          1,420
Chicago, Stockyards Redevelopment Project,
  Series 1997 A, VRDB
    2.95% 12/01/11                                       1,400          1,400
Galesburg, Knox College, Series 1999,
    5.00% 01/04/01                                         600            600
Glendale Heights, Judy L.L.C./York
  Corrugated, Series 1998, VRDB
    3.30% 08/01/28 (a)                                   1,480          1,480
Melrose Park, Ninos Enterprises, Inc.,
  Series 1999,
    5.15% 01/03/01 (a)                                   3,400          3,400
Morton, Morton Welding Co., Inc.,
  Series 1996 A,
    5.30% 01/04/01 (b)                                     870            870
Palatine, Little City Community
  Development Project, Series 1998, VRDB
    3.10% 12/01/28                                       1,000          1,000
Quad Cities Regional Economic
  Development Authority, Steel Warehouse
  Quad Cities, Series 1998,
    5.20% 01/04/01 (a) (b)                               2,200          2,200
Sauget, Monsanto Co., Series 1996,
    4.95% 01/03/01                                       2,200          2,200
Springfield, Oak Terrace Joint Venture L.P.,
  Series 1999, VRDB
    3.10% 12/01/25                                       1,000          1,000
Springfield, Phillips Brothers, Inc.,
  Series 1998,
    5.20% 01/04/01 (a) (b)                               1,350          1,350
State Development Finance Authority,
  American Osteopathic Assoc., Series 1993, VRDB
    5.05% 01/04/01                                       1,655          1,655
State Development Finance Authority,
  Ivex Corp Project, VRDB
    3.40% 04/01/08                                       1,500          1,500
State Development Finance Authority, Rest
  Haven Illiana Christian Convalescent
  Home, Series 1997, VRDB
    3.10% 01/01/27                                       1,000          1,000
State Development Finance Authority,
  Wheaton Academy, Series 1998, VRDB
    3.10% 10/01/28                                       1,000          1,000
State Educational Facilities Authority,
  Aurora University, Series 1989, VRDB
    3.20% 01/01/09                                       1,400          1,400

See notes to financial statements.
2

--------------------------------------------------------------------------------
SR&F Municipal Money Market Portfolio--Investment Portfolio (continued)
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES (CONTINUED)                         PAR          VALUE
--------------------------------------------------------------------------------
ILLINOIS (CONTINUED)
State Health Facilities Authority, University
  of Chicago, Series 1985 A, VRDB
    4.15% 08/01/15                                      $1,000       $  1,000
Will County, LPX, Inc., Series 1987, VRDB
    4.50% 10/01/07                                       1,350          1,350
                                                                     --------
                                                                       32,595
                                                                     --------
INDIANA - 8.0%
Elkhart, Adorn, Inc., Series 1995,
    5.40% 01/04/01 (a)                                   1,000          1,000
Health Facility Financing Authority,
  Series 2000-B
    5.00% 01/03/01                                       1,400          1,400
Kokomo, Village Community
  Partners IV L.P., Series 1995,
    5.00% 01/04/01 (a)                                   2,640          2,640
Plymouth, Hillcrest Apartments,
  Series 1998 A, VRDB
    3.20% 04/01/28 (a)                                   1,000          1,000
St. Joseph County, Pine Oaks Apartments,
  Series 1997 A, VRDB
    3.20% 06/01/27 (a)                                   2,365          2,365
State Development Finance Authority,
  Carr Metal Products, Inc., Series 1999,
    5.40% 01/03/01 (a)                                   1,160          1,160
State Transportation Finance Authority,
  Series 1992 A,
    6.10% 12/01/01                                         850            863
                                                                     --------
                                                                       10,428
                                                                     --------
IOWA - 17.1%
Cedar Rapids, Series 2000,
    5.00% 06/01/01                                       1,355          1,358
Clinton, Sethness Products Co.,
  Series 1996, VRDB
    3.25% 09/01/11 (b)                                   3,700          3,700
Dallas Center Grimes Community School
  District, Series 2000,
    5.00% 05/01/01                                         260            261
Muscatine County, Monsanto Co.,
  Series 1992,
    4.95% 01/03/01                                       2,100          2,100
Scott County, Nichols Aluminum Project,
  Series 1999, VRDB
    3.15% 06/01/14 (a) (b)                               2,800          2,800
State Finance Authority, Diocese of
  Sioux City, Series 1999, VRDB
    2.95% 03/01/19                                         100            100
State Finance Authority, Village Court
  Assoc. Project, Series 1985 A, VRDB
    2.95% 11/01/15                                       2,300          2,300
State Higher Education Loan Authority,
  St. Ambrose University Project,
  Series 1995, VRDB
    3.05% 02/01/05                                      $  900       $    900
State Higher Education Loan Authority,
  American Institute of Business
 Series 1998, VRDB
    3.05% 11/01/13                                       1,460          1,460
State School Corps., Iowa School Cash
  Anticipation Program, Series 2000-A,
    5.50% 06/22/01                                       1,000          1,006
Webster County, St. Edmond Project,
  Series 2000, VRDB
    2.95% 07/01/20                                       3,400          3,400
Woodbury County, Siouxland Medical
  Educational Foundation, Series 1996, VRDB
    3.00% 11/01/16                                       2,850          2,850
                                                                     --------
                                                                       22,235
                                                                     --------
KANSAS - 0.6%
Olathe, Garmin International, Inc.,
  Series 1995, VRDB
    3.45% 01/01/25 (a) (b)                                 800            800
                                                                     --------

KENTUCKY - 1.9%
Clark County, East Kentucky Power
  Cooperative, Inc., Series 1984 J-2, VRDB
    4.30% 10/15/14                                       1,000          1,000
Shelby County, Roll Forming Corp.,
  Series 1996,
    5.20% 01/04/01 (a) (b)                               1,460          1,460
                                                                     --------
                                                                        2,460
                                                                     --------
LOUISIANA - 1.0%
State Housing Finance Agency,
  Series 2000 C, VRDB
    5.25% 06/01/32 (a)                                     290            290
State Public Facilities Authority,
  Series 2000 F,
    5.00% 10/17/01                                       1,000          1,003
                                                                     --------
                                                                        1,293
                                                                     --------
MARYLAND - 1.0%
Anne Arundel County, Baltimore Gas &
  Electric Co., Series 1988, VRDB
    4.20% 12/01/18 (a)                                   1,000          1,000
Baltimore, Wastewater Project, Series 2000 A,
    4.75% 07/01/01                                         365            365
                                                                     --------
                                                                        1,365
                                                                     --------

See notes to financial statements.

--------------------------------------------------------------------------------
SR&F Municipal Money Market Portfolio--Investment Portfolio (continued)
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES (CONTINUED)                         PAR          VALUE
--------------------------------------------------------------------------------
MICHIGAN - 3.1%
ABN AMRO Munitops Certificates,
  Series 1998-13, VRDB
    4.91% 01/03/01 (b)                                  $2,000       $  2,000
Kentwood Public Schools, Series 2000,
    4.35% 05/01/01                                         495            496
State Municipal Bond Authority,
  Series 2000 B-1,
    5.00% 07/02/01                                       1,500          1,507
                                                                     --------
                                                                        4,003
                                                                     --------
MINNESOTA - 0.8%
State Housing Finance Authority, Single
  Family Mortgage, Series 2000,
    4.35% 05/01/01 (a)                                   1,000          1,000
                                                                     --------

MISSOURI - 0.4%
Kansas City Industrial Development
  Authority, Lanter Co., Series 1987 A, VRDB
    3.30% 02/01/03 (b)                                     515            515
                                                                     --------

NEVADA - 2.8%
Washoe County, Sierra Nevada College
  Project, Series 2000, VRDB
    3.05% 07/01/25                                       3,630          3,630
                                                                     --------

NEW JERSEY - 1.2%
Bayonne, Series 2000,
    5.00% 07/12/01                                       1,000          1,003
State Economic Development Authority,
  New Jersey Transit Corp., Series 1999 B,
    5.00% 05/01/01                                         500            501
                                                                     --------
                                                                        1,504
                                                                     --------
NORTH CAROLINA - 0.6%
New Hanover County, Certificates of
  Participation, Series 2000
    4.50% 12/01/01                                         775            777
                                                                     --------

OHIO - 0.9%
Environment Improvement Authority,
  U.S. Steel Corp. Project,
    4.60% 01/02/01                                         400            400
Hancock County, Crystal Glen Apartments
  Project, Series 1998 B,
    5.13% 01/04/01 (a)                                     750            750
                                                                     --------
                                                                        1,150
                                                                     --------
PENNSYLVANIA - 1.8%
Bucks County Industrial Development
  Authority, USX Corp., Series 1995, VRDB
    4.25% 11/01/17                                      $1,000       $  1,000
Quakertown General Authority, Pooled
  Financing Program, Series 1996 A,
    4.75% 01/03/01                                       1,368          1,368
                                                                     --------
                                                                        2,368
                                                                     --------
SOUTH CAROLINA - 1.1%
Jobs Economic Development Authority,
  Persona, Inc. Project, Series 1998,
    4.98% 01/04/01 (a)                                   1,400          1,400
                                                                     --------

TENNESSEE - 4.9%
Rutherford County Industrial Development
  Board, Farmers CoOp Project, Series 1999-B, VRDB
    3.20% 11/01/14 (a)                                   1,000          1,000
Wilson County Industrial Development
  Board, Briskin Manufacturing Co.,
  Series 1999,
    5.15% 01/03/01 (a)                                   5,455          5,455
                                                                     --------
                                                                        6,455
                                                                     --------
TEXAS - 8.7%
Brazos River Authority, Pharmacia Corp.,
  Series 1994,
    4.95% 01/03/01                                         200            200
Brownsville Industrial Development Corp.,
  Tella Tool & Manufacturing Co., Series 2000,
    5.20% 01/04/01 (a)                                   1,300          1,300
Fort Bend County Industrial Development
  Corp., W.W.Grainger, Inc., Series 1989, VRDB
    3.25% 12/01/02 (b)                                   1,110          1,110
Grand Prairie Industrial Development
  Authority, W. W. Grainger Inc. Series 1986, VRDB
    3.25% 12/01/11 (a) (b)                                 900            900
Harris County, General Obligation
  Corporate Notes
    4.20% 02/15/01                                       2,000          2,000
Harris County, Industrial Development Corp.,
  Precision General, Inc., Series 1991,
    5.20% 01/04/01 (a) (b)                               2,060          2,060
Robertson County Industrial Development
  Corp., Sanderson Farms, Inc., Series 1995,
    5.05% 01/03/01 (a)                                     300            300

See notes to financial statements.
4

--------------------------------------------------------------------------------
SR&F Municipal Money Market Portfolio--Investment Portfolio (continued)
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES (CONTINUED)                         PAR          VALUE
--------------------------------------------------------------------------------
TEXAS (CONTINUED)
San Felipe Del Rio Independent School
  District, Series 2000,
    6.00% 08/15/01                                      $  580       $    586
San Juan Independent School District,
  Series 2000,
    4.70% 02/01/01                                         675            675
Public Financing Authority, Series 1993 A,
    5.00% 10/01/01                                         250            251
Tax and Revenue Anticipation Notes,
  Series 2000,
    5.25% 08/31/01                                       2,000          2,013
                                                                     --------
                                                                       11,395
                                                                     --------
WASHINGTON - 0.8%
State Housing Finance Commission,
  Hamilton Place Senior Living, Series 1996 A,
    5.05% 01/04/01 (a)                                   1,110          1,110
                                                                     --------

WEST VIRGINIA - 0.6%
West Virginia State College, Series 1992,
    5.50% 04/01/01                                         800            802
                                                                     --------

WISCONSIN - 8.0%
Cedarburg School District, Series 2000,
    4.50% 12/01/01                                         500            500
Chase, Belgiosio Cheese, Inc.,
  Series 1998, VRDB
    3.30% 04/01/11 (a) (b)                               1,000          1,000
Chippewa Falls Area Unified School District,
  Series 2000,
    5.85% 04/01/01                                         215            216
Fond du Lac, Brenner Tank, Inc., Series 1994,
    5.20% 01/04/01 (a)                                   1,690          1,690
Holland, White Clover Dairy, Inc.,
  Series 1994,
    5.20% 01/04/01 (a) (b)                               2,190          2,190
Kenosha, Monarch Plastics, Inc., Series 1994,
    5.20% 01/04/01 (a) (b)                               1,575          1,575
State Health & Educational Facilities
  Authority, Grace Lutheran Foundation,
  Series 1999, VRDB
    3.10% 07/01/14 (b)                                   2,555          2,555
State Health & Educational Facilities
  Authority, Monroe Joint Venture, Inc.,
  Series 2000,
    5.05% 01/03/01                                         200            200
Walworth County, Series 2000,
    5.25% 04/01/01                                      $  566       $    567
                                                                     --------
                                                                       10,493
                                                                     --------
TOTAL MUNICIPAL SECURITIES
(cost of $129,146) (c)                                                129,151
                                                                     --------

OTHER ASSETS LESS LIABILITIES - 0.9%                                    1,196
                                                                     --------
NET ASSETS - 100.0%                                                  $130,347
                                                                     ========

NOTES TO INVESTMENT PORTFOLIO:

(a) Security is subject to federal alternative minimum tax. At December 31, 2000, the aggregated amortized cost of these securities represented 40.6% of total net assets.
(b) Represents private placement securities issued under Rule 144A, which are exempt from the registration of the Securities Act of 1933. These securities are generally issued to qualified institutional buyers, such as the Porfolio, and any resale by the Portfolio must be an exempt transaction, normally to other qualified institutional investors. At December 31, 2000, the aggregate value of the Portfolio's private placement securities was $29,485, which represented 22.6% of net assets.
(c) At December 31, 2000, the cost of investments for financial reporting and federal tax purposes was identical. Variable rate demand bonds (VRDB) are securities whose yields are periodically reset at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit with a major bank.

See notes to financial statements.

--------------------------------------------------------------------------------
SR&F Municipal Money Market Portfolio--Statement of Assets and Liabilities
--------------------------------------------------------------------------------
December 31, 2000 (unaudited)
(In thousands)


ASSETS
Investments at market value (cost of $129,146)                       $129,151
Receivable for investments sold                           $473
Interest receivable                                        858
Cash                                                        83
Other                                                       80          1,494
                                                          ----       --------
    Total Assets                                                      130,645
                                                                     --------

LIABILITIES
Payable for fund shares repurchased                       $193
Accrued:
  Management fees                                           86
  Bookkeeping fees                                           3
  Other                                                     16
                                                          ----
    Total Liabilities                                                     298
                                                                     --------
    Net assets applicable to investors'
      beneficial interest                                            $130,347
                                                                     --------

--------------------------------------------------------------------------------
SR&F Municipal Money Market Portfolio--Statement of Operations
--------------------------------------------------------------------------------

For the Six Months Ended December 31, 2000 (unaudited)
(In thousands)

INVESTMENT INCOME
Interest                                                               $2,697
                                                                     --------

EXPENSES
Management fees                                           $156
Bookkeeping fees                                            14
Audit fees                                                   8
Trustees' fees                                               7
Custodian fees                                               2
Legal fees                                                   2
Transfer agent fees                                          3
Other                                                        9
                                                          ----
    Total expenses                                                        201
                                                                     --------
    Net investment income                                               2,496
                                                                     --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments                                          (30)
Net change in unrealized appreciation/
  depreciation on investments                                               5
                                                                     --------
    Net loss                                                              (25)
                                                                     --------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                            $2,471
                                                                     --------

See notes to financial statements.
6

--------------------------------------------------------------------------------
SR&F Municipal Money Market Portfolio--Statement of Changes in Net Assets
--------------------------------------------------------------------------------
(all amounts in thousands)


                                                   SIX MONTHS          YEAR
                                                     ENDED             ENDED
                                               DECEMBER 31, 2000      JUNE 30,
                                                   (UNAUDITED)         2000
--------------------------------------------------------------------------------
OPERATIONS
Net investment income                                 $  2,496       $  4,672
Net realized loss on investments                           (30)            (9)
Net change in unrealized
  appreciation/depreciation
  on investments                                             5             (3)
                                                      --------       --------
Net increase in net assets resulting
  from operations                                        2,471          4,660
                                                      --------       --------

TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTEREST
Contributions                                           40,501        104,696
Withdrawals                                            (37,704)      (118,326)
                                                      --------       --------
  Net increase (decrease) from transactions in
  investors' beneficial interest                         2,797        (13,630)
                                                      --------       --------
Net increase (decrease) in net assets                    5,268         (8,970)

TOTAL NET ASSETS
Beginning of period                                    125,079        134,049
                                                      --------       --------
End of period                                         $130,347       $125,079
                                                      ========       ========


--------------------------------------------------------------------------------
SR&F Municipal Money Market Portfolio--Financial Highlights
--------------------------------------------------------------------------------

                                SIX MONTHS ENDED                                             PERIOD ENDED
                                  DECEMBER 31,                YEARS ENDED JUNE 30,             JUNE 30,
                                ----------------     --------------------------------------  ------------
                                2000 (UNAUDITED)       2000      1999      1998      1997      1996 (a)
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Ratios of net expenses               0.32%(b)          0.30%     0.30%     0.34%     0.32%     0.30%(b)

Ratios of net investment income      3.95%(b)          3.57%     3.07%     3.41%     3.36%     3.50%(b)


(a)  From commencement of operations on September 28, 1995.
(b)  Annualized.


See notes to financial statements.

--------------------------------------------------------------------------------
SR&F Municipal Money Market Portfolio--Notes to Financial Statements
--------------------------------------------------------------------------------
December 31, 2000 (unaudited)

NOTE 1. ORGANIZATION OF THE SR&F MUNICIPAL MONEY MARKET PORTFOLIO
SR&F Municipal Money Market Portfolio (the "Portfolio") is a separate series of SR&F Base Trust (the "Trust"), a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. The investment objective of the Portfolio is to seek maximum current tax-free income consistent with capital preservation and maintenance of liquidity.
The Portfolio allocates income, expenses and realized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At December 31, 2000, Liberty Municipal Money Market Fund (formerly Liberty Tax-Exempt Money Market Fund) owned 9.7% of the Portfolio.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following summarizes the significant accounting policies of the Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

Investment transactions are accounted for on trade date. Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.

SECURITY VALUATIONS:

Municipal securities are valued at amortized cost, which approximates market value. This method involves valuing an instrument at cost on the purchase date and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument and does not take into account unrealized securities gains or losses. Other assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

FEDERAL INCOME TAXES:

No provision is made for federal income taxes because the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.

NOTE 3. PORTFOLIO COMPOSITION
The Portfolio invests in municipal securities including, but not limited to, general obligation bonds, revenue bonds and escrowed bonds (which are bonds that have been refinanced, the proceeds of which have been invested in U.S. Government or agency obligations and set aside to pay off the original issue at the first call date or maturity). The Portfolio's investments include certain municipal securities that are insured by private insurers who guarantee the payment of principal and interest in the event of default.


The Portfolio's investments include certain short-term securities that are backed by bank letters of credit used to provide liquidity to the issuer and/or additional security in the event of default by the issuer. At December 31, 2000, 66.9% of the Portfolio's investments was backed by bank letters of credit. See the Portfolio's Investment Portfolio for additional information on portfolio composition.

NOTE 4. TRUSTEES FEES AND TRANSACTIONS REGARDING AFFILIATES

MANAGEMENT AND ADMINISTRATIVE FEES:

The Portfolio pays monthly management fees to Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment advisor and manager. The management fee for the Portfolio is computed at an annual rate of 0.25% of average daily net assets.

BOOKKEEPING FEE:

The Advisor provides bookkeeping and pricing services for a monthly fee equal to $25,000 annually plus 0.0025% annually of the Portfolio's average net assets.

Certain officers and trustees of the Trust are also officers of the Advisor. Compensation is paid to trustees not affiliated with the Advisor. No remuneration was paid to any other trustee or officer or the Trust who is affiliated with the Advisor.

NOTE 5. LINE OF CREDIT
The Trust participates in an unsecured line of credit agreement provided by the custodian bank consisting of two components. The committed line of credit entitles the Trust to borrow from the custodian at any time upon notice from the Trust. The uncommitted line of credit permits the Trust to borrow from the custodian at the custodian's sole discretion. The aggregate borrowings available to the Trust for the committed and uncommitted lines of credit are $200 million and $100 million, respectively. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each Trust and, ultimately, each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 5% per year. In addition, a commitment fee of 0.10% per annum on each Fund's borrowings shall be paid quarterly by each Fund based on the relative asset size of each Fund. For the six months ended December 31, 2000, the Trust had no borrowings under the agreement.

--------------------------------------------------------------------------------
Liberty Municipal Money Market Fund--Statement of Assets and Liabilities
--------------------------------------------------------------------------------
December 31, 2000 (unaudited)
(In thousands except for per share amounts)


ASSETS
Investment in Portfolio, at value                                     $12,677
Expense reimbursement due from Advisor                     $16
Other                                                       11             27
                                                           ---        -------
    Total Assets                                                       12,704

LIABILITIES
Payable for Distributions                                   47
Accrued:
  Administration fees                                        2
  Bookkeeping fees                                           2
  Transfer agent fees                                        5
Other                                                       31
                                                           ---
    Total Liabilities                                                      87
                                                                      -------

NET ASSETS                                                            $12,617
                                                                      =======
Net asset value:
Class A ($11,884/11,884)                                              $  1.00(a)
                                                                      =======
Class B ($511/511)                                                    $  1.00(a)
                                                                      =======
Class C ($222/222)                                                    $  1.00(a)
                                                                      =======

COMPOSITION OF NET ASSETS
Paid in Capital                                                       $12,617

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

--------------------------------------------------------------------------------
Liberty Municipal Money Market Fund--Statement of Operations
--------------------------------------------------------------------------------
For the Six Months Ended December 31, 2000 (unaudited)
(In thousands)


INVESTMENT INCOME
Interest income allocated from Portfolio                                 $286
                                                                         ----

EXPENSES
Expenses allocated from Portfolio                         $  6
Administration fees                                         16
Service fee -- Class B                                       1
Service fee -- Class C                                      --(a)
Distribution fee --Class B                                   2
Distribution fee --Class C                                  --(a)
Transfer agent                                              17
Bookkeeping fee                                              9
Trustees' fee                                                3
Audit fee                                                    5
Legal fee                                                    3
Registration fee                                            15
Reports to shareholders                                      3
Other                                                       24
                                                          ----
                                                           104
    Fees and expenses waived or borne
      by the Administrator                                 (47)            57
                                                          ----           ----
    Net Investment Income                                                $229

(a)  Amount is less than $1,000.

See notes to financial statements.
10

--------------------------------------------------------------------------------
Liberty Municipal Money Market Fund--Statement of Changes in Net Assets
--------------------------------------------------------------------------------
(In thousands)

                                                         SIX
                                                     MONTHS ENDED
                                                      (UNAUDITED)   YEAR ENDED
                                                      DECEMBER 31,    JUNE 30,
INCREASE (DECREASE) IN NET ASSETS                        2000          2000
--------------------------------------------------------------------------------
Operations:
Net investment income                                 $    229       $    458
                                                      --------       --------

Distributions:
From net investment income -- Class A                     (209)          (429)
From net investment income -- Class B                       (7)           (20)
From net investment income -- Class C                       (3)            (8)
                                                      --------       --------
                                                            10              1

Fund Share Transactions:
Receipts for shares sold -- Class A                      5,220         64,316
Value of distributions reinvested -- Class A               152            352
Cost of shares repurchased -- Class A                   (6,850)       (63,911)
                                                      --------       --------
                                                        (1,478)           757
                                                      --------       --------
Receipts for shares sold -- Class B                        343          1,854
Value of distributions reinvested -- Class B                 5             15
Cost of shares repurchased -- Class B                     (513)        (2,291)
                                                      --------       --------
                                                          (165)          (422)
                                                      --------       --------
Receipts for shares sold -- Class C                         --            558
Value of distributions reinvested -- Class C                 3              6
Cost of shares repurchased -- Class C                      (13)          (521)
                                                      --------       --------
                                                           (10)            43
                                                      --------       --------
Net Increase (Decrease) from Fund
  Share Transactions                                    (1,653)           378
                                                      --------       --------
  Total Increase (Decrease)                             (1,643)           379
                                                      --------       --------

NET ASSETS
Beginning of period                                     14,260         13,881
                                                      --------       --------
End of period (including undistributed
  net investment income of
  $10 at December 31, 2000)                           $ 12,617       $ 14,260
                                                      ========       ========



                                                         SIX
                                                     MONTHS ENDED
                                                      (UNAUDITED)   YEAR ENDED
                                                      DECEMBER 31,    JUNE 30,
NUMBER OF FUND SHARES                                    2000          2000
--------------------------------------------------------------------------------
Sold -- Class A                                          5,220         64,316
Issued for distributions reinvested-- Class A              152            352
Repurchased -- Class A                                  (6,850)       (63,911)
                                                        ------        -------
                                                        (1,478)           757
                                                        ------        -------
Sold -- Class B                                            343          1,854
Issued for distributions reinvested-- Class B                5             15
Repurchased -- Class B                                    (513)        (2,291)
                                                        ------        -------
                                                          (165)          (422)
                                                        ------        -------
Sold -- Class C                                             --            558
Issued for distributions reinvested --Class C                3              6
Repurchased -- Class C                                     (13)          (521)
                                                        ------        -------
                                                           (10)            43
                                                        ------        -------

See notes to financial statements.

--------------------------------------------------------------------------------
Liberty Municipal Money Market Fund-Notes to Financial Statements
--------------------------------------------------------------------------------
December 31, 2000 (unaudited)

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Municipal Money Market Fund (formerly Liberty Tax-Exempt Money Market
Fund)(the "Fund"), a series of Liberty Funds Trust IV, formerly Colonial Trust IV, is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in interests in the SR&F Municipal Money Market (the "Portfolio"), a Massachusetts common law trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (9.7% at December 31, 2000). The performance of the Fund is directly affected by the performance of the Portfolio.
The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B, and Class C shares. Class A shares are sold at net asset value (NAV). A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares as follows:

ORIGINAL PURCHASE                  CONVERTS TO CLASS A SHARES
-------------------------------------------------------------
Less than $250,000                          8 years
$250,000 to less than $500,000              4 years
$500,000 to less than $1,000,000            3 years

Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual service and distribution fee. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class B and Class C service and distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.
Class B and Class C per share data and ratios are calculated by adjusting the net investment income per share data and ratios for the Fund for the entire period by the service fee and distribution fee applicable to Class B and Class C shares only.


FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS:

The Fund declares and records distributions daily and pays monthly.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

ADMINISTRATOR:

Colonial Management Associates, Inc. (the Administrator) provides accounting and other services and office facilities for a monthly fee equal to 0.25% annually of the Fund's average net assets.

BOOKKEEPING FEE:

The Administrator provides bookkeeping and pricing services for a monthly fee equal to $18,000 annually plus 0.0233% of the Fund's average net assets over $50 million.

TRANSFER AGENT:

Liberty Funds Services, Inc., (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee of 0.07% annually of the Fund's average net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent continues to receive reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Distributor, Inc., (the Distributor), a subsidiary of the Administrator, is the Fund's principal underwriter. For the six months ended December 31, 2000, the Fund has been advised that the Distributor received contingent deferred sales charges (CDSC) of $4,913, $2,460 and $946 on Class A, Class B, and Class C share redemptions, respectively.
The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.15% annually.
The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Administrator has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (inclusive of the Fund's proportionate share of the Portfolio's expenses and exclusive of service and distribution fees, commissions, taxes and extraordinary expenses, if any) exceed 0.75% annually of the Fund's average net assets.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Administrator. The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time.

--------------------------------------------------------------------------------
Liberty Municipal Money Market Fund--Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period is as follows:


                                                  SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)
                                                  ----------------------------------------------
                                                       CLASS A        CLASS B        CLASS C
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $ 1.000        $ 1.000        $ 1.000
                                                       =======        =======        =======
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(b)                             0.018          0.014          0.016
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                              (0.018)        (0.014)        (0.016)
                                                       -------        -------        -------
NET ASSET VALUE, END OF PERIOD                         $ 1.000        $ 1.000        $ 1.000
                                                       =======        =======        =======
Total return (c)(d)                                       1.82%          1.39%          1.60%
                                                       =======        =======        =======
RATIOS TO AVERAGE NET ASSETS
Expenses (b)                                              0.74%(e)       1.74%(e)       1.14%(e)
Fees and expenses waived or borne by the
  Advisor/Administrator (b)                               0.72%(e)       0.72%(e)       0.72%(e)
Net investment income (b)                                 3.55%(e)       2.55%(e)       3.15%(e)
Net assets at end of period (000)                      $11,884        $   511        $   222

(a)  Net of fees and expenses waived or borne by
     the Advisor/Administrator which amounted to:      $ 0.004        $ 0.004        $ 0.004

(b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of SR&F Municipal Money Market Portfolio.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Annualized.

Selected data for a share of each class outstanding throughout each period is as follows:


                                                             YEAR ENDED JUNE 30, 2000
                                                       CLASS A        CLASS B        CLASS C
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $ 1.000        $ 1.000        $ 1.000
                                                       =======        =======        =======
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(b)                             0.032          0.022          0.028(c)
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                              (0.032)        (0.022)        (0.028)
                                                       -------        -------        -------
NET ASSET VALUE, END OF PERIOD                         $ 1.000        $ 1.000        $ 1.000
                                                       =======        =======        =======
Total return (d)(e)                                       3.20%          2.17%          2.78%(f)
                                                       =======        =======        =======
RATIOS TO AVERAGE NET ASSETS
Expenses (b)                                              0.75%          1.75%          1.15%(c)
Fees and expenses waived or borne by the
  Administrator (b)                                       0.69%          0.69%          0.69%
Net investment income (b)                                 3.15%          2.15%          2.75%(c)
Net assets at end of period (000)                      $13,362        $   677        $   221

(a)  Net of fees and expenses waived or borne by
     the Administrator which amounted to:              $ 0.007        $ 0.007        $ 0.007

(b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of SR&F Municipal Money Market Portfolio.
(c) Net of fees waived by the Distributor which amounted to $0.006 per share and 0.60%.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

--------------------------------------------------------------------------------
Liberty Municipal Money Market Fund--Financial Highlights (continued)
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period is as follows:

                                                             YEAR ENDED JUNE 30, 1999
                                                       CLASS A        CLASS B        CLASS C
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $ 1.000        $ 1.000        $ 1.000
                                                       =======        =======        =======
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(b)                             0.026          0.016          0.022(c)
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                              (0.026)        (0.016)        (0.022)
                                                       -------        -------        -------
NET ASSET VALUE, END OF PERIOD                         $ 1.000        $ 1.000        $ 1.000
                                                       =======        =======        =======
Total return (d)(e)                                       2.68%          1.65%          2.27%(f)
                                                       =======        =======        =======
RATIOS TO AVERAGE NET ASSETS
Expenses (b)                                              0.75%          1.75%          1.15%(c)
Fees and expenses waived or borne by the
  Administrator (b)                                       0.75%          0.75%          0.75%
Net investment income (b)                                 2.66%          1.66%          2.26%(c)
Net assets at end of period (000)                      $12,604        $ 1,099        $   178

(a)  Net of fees and expenses waived or borne by
     the Administrator which amounted to:              $ 0.007        $ 0.007        $ 0.007

(b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of SR&F Municipal Money Market Portfolio.
(c) Net of fees waived by the Distributor which amounted to $0.006 per share and 0.60%.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

--------------------------------------------------------------------------------
Liberty Municipal Money Market Fund--Financial Highlights (continued)
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period is as follows:

                                                             YEAR ENDED JUNE 30, 1998
                                                       CLASS A        CLASS B        CLASS C
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $ 1.000        $ 1.000        $ 1.000
                                                       =======        =======        =======
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(c)                             0.030          0.023          0.024(d)
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                              (0.030)        (0.023)        (0.024)
                                                       -------        -------        -------
NET ASSET VALUE, END OF PERIOD                         $ 1.000        $ 1.000        $ 1.000
                                                       =======        =======        =======
Total return (e)(f)                                       3.03%          2.31%          2.40%(g)(h)
                                                       =======        =======        =======
RATIOS TO AVERAGE NET ASSETS
Expenses (c)                                              0.75%          1.48%          1.15%(d)(i)
Fees and expenses waived or borne by the
  Administrator (c)                                       0.70%          0.70%          0.70%(i)
Net investment income (c)                                 3.02%          2.29%          2.62%(d)(i)
Net assets at end of period (000)                      $16,389        $ 1,270        $   176

(a)  Net of fees and expenses waived or borne by
     the Administrator which amounted to:              $ 0.007        $ 0.007        $ 0.007

(b) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(c) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of SR&F Municipal Money Market Portfolio.
(d) Net of fees waived by the Distributor which amounted to $0.005 per share and 0.60% (annualized).
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f) Had the Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(g) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(h)  Not annualized.
(i)  Annualized.

--------------------------------------------------------------------------------
Liberty Municipal Money Market Fund--Financial Highlights (continued)
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period is as follows:

                                                                       YEAR ENDED JUNE 30
                                                       ----------------------------------------------------
                                                                1997                        1996(b)
                                                       ----------------------        ----------------------
                                                       CLASS A        CLASS B        CLASS A        CLASS B
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $ 1.000        $ 1.000        $ 1.000        $ 1.000
                                                       =======        =======        =======        =======
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(c)                             0.029          0.021          0.030          0.020
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                              (0.029)        (0.021)        (0.030)        (0.020)
                                                       -------        -------        -------        -------
NET ASSET VALUE, END OF PERIOD                         $ 1.000        $ 1.000        $ 1.000        $ 1.000
                                                       =======        =======        =======        =======
Total return (d)(e)                                       2.98%          2.12%          3.04%          2.02%
                                                       =======        =======        =======        =======
RATIOS TO AVERAGE NET ASSETS
Expenses (c)                                              0.75%          1.66%          0.75%          1.75%
Fees and expenses waived or borne by the
  Advisor/Administrator (c)                               0.46%          0.46%          0.84%          0.84%
Net investment income (c)                                 2.94%          2.03%          3.00%          2.00%
Net assets at end of period (000)                      $18,450        $ 1,203        $19,676        $ 1,235

(a)  Net of fees and expenses waived or borne by the
     Advisor/Administrator which amounted to:          $ 0.005        $ 0.005        $ 0.008        $ 0.008

(b)  Effective September 28, 1995, SR&F became the investment Advisor of the
     Fund.
(c) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Municipal Money Market Portfolio.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

TRUSTEES & TRANSFER AGENT
--------------------------------------------------------------------------------

DOUGLAS A. HACKER
Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate Development, General Counsel, and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Park Avenue Equity Partners (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer,The First Boston Corporation)

CHARLES R. NELSON
Van Voorhis Professor, Department of Economics, University of Washington; consultant on economic and statistical matters

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc., Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBALD
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

--------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Municipal Money Market Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Municipal Money Market Fund.This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Performance Update.

SEMIANNUAL REPORT:
LIBERTY MUNICIPAL MONEY MARKET FUND

--------------------------------------------------------------------------------
Choose Liberty
--------------------------------------------------------------------------------

BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THINGS TO ALL INVESTORS.(SM)

L I B E R T Y
         FUNDS

ALL-STAR  INSTITUTIONAL MONEY MANAGEMENT APPROACH FOR INDIVIDUAL INVESTORS.

COLONIAL  FIXED INCOME AND VALUE STYLE EQUITY INVESTING.

CRABBE
HUSON     A CONTRARIAN APPROACH TO FIXED INCOME AND EQUITY INVESTING.

NEWPORT   A LEADER IN INTERNATIONAL INVESTING. SM

STEIN ROE
ADVISOR   INNOVATIVE SOLUTIONS FOR GROWTH AND INCOME INVESTING.

KEYPORT   A LEADING PROVIDER OF INNOVATIVE ANNUITY PRODUCTS.


     Liberty's mutual funds are offered by prospectus through Liberty Funds
                               Distributor, Inc.

BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

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LIBERTY MUNICIPAL MONEY MARKET FUND Semiannual Report
--------------------------------------------------------------------------------

                                                                     PRSRT STD
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                   HOLLISTON, MA
                                                                   PERMIT NO. 20

[LOGO]
L I B E R T Y
         FUNDS

ALL-STAR * COLONIAL * CRABBE HUSON * NEWPORT * STEIN ROE ADVISOR

Liberty Funds Distributor, Inc. (C)2001
One Financial Center, Boston, MA 02111-2621, 800-426-3750 www.libertyfunds.com




                                                   776-03/415E-0101 (2/01) 01/97